TIME DEPOSITS AND OTHER TIME LIABILITIES	12 Months Ended
Dec. 31, 2018
Time Deposits And Other Time Liabilities
TIME DEPOSITS AND OTHER TIME LIABILITIES

NOTE 18

TIME DEPOSITS AND OTHER TIME LIABILITIES

As of December 31, 2018 and 2017, the composition of the line item time deposits and other liabilities is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Deposits and other demand liabilities
Checking accounts	6,794,132	6,272,656
Other deposits and demand accounts	709,711	590,221
Other demand liabilities	1,237,574	905,289

Total	8,741,417	7,768,166

Time deposits and other time liabilities
Time deposits	12,944,846	11,792,466
Time savings account	118,587	116,179
Other time liabilities	4,386	5,300

Total	13,067,819	11,913,945